Short-term bank loans (Details) ¥ in Millions					12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 08, 2020	May 26, 2020	May 22, 2020 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	May 22, 2020 USD ($)	May 22, 2020 CNY (¥)
Short-term Debt [Line Items]
Proceeds from short-term bank loans					$ 1,231,872	$ 1,995,254	$ 288,027
Prime Rate
Short-term Debt [Line Items]
Spread on variable rate		6.41%
Effective interest rate		10.26%
Short-term loan agreement
Short-term Debt [Line Items]
Proceeds from short-term bank loans	$ 774,000			¥ 5.0
Effective interest rate								4.35%	4.35%
Term of loan			12 months
Percentage of outstanding principal balance guaranteed								$ 80
Net book value of loan collateralized by property and equipment	$ 400,000				$ 400,000				¥ 2.9
Short-term loan agreement | Prime Rate
Short-term Debt [Line Items]
Spread on variable rate				50.00%